Unitholders’ Capital (Details Narrative)	12 Months Ended
Dec. 31, 2021
Unitholders Capital
Redemption price percentage	100.00%
Redemption price percentage for Units redeemed for cash	95.00%
Period of last business days in month in which redemption request processed	5 days
Percentage reduction to the redemption price	5.00%